UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Antipodean Advisors LLC

Address:  499 Park Avenue
          21st Floor
          New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:

/s/ Kevin Johnson                 New York, NY            August 14, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $736,787
                                        (thousands)


List of Other Managers Reporting for this Manager:

No.          Form 13F File Number              Name
---          --------------------              ----
1                 028-14222               Antipodean Domestic Partners, LP

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                 VALUE     SHRS OR     SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP      (X1000)    PRN AMT     PRN CALL    DISCRETION    MANGRS    SOLE     SHARED NONE
AMAZON COM INC                COM         023135106    9,819       43,000    SH       SHARED-DEFINED   1          43,000
AMERIGROUP CORP               COM         03073T102   25,540      387,500    SH       SHARED-DEFINED   1         387,500
BIOGEN IDEC INC               COM         09062X103   24,039      166,500    SH       SHARED-DEFINED   1         166,500
CARTER INC                    COM         146229109  117,831    2,240,124    SH       SHARED-DEFINED   1       2,240,124
CEPHEID                       COM         15670R107   30,719      687,986    SH       SHARED-DEFINED   1         687,986
COLFAX CORP                   COM         194014106   13,434      487,273    SH       SHARED-DEFINED   1         487,273
DAVITA INC                    COM         23918K108   65,850      670,500    SH       SHARED-DEFINED   1         670,500
DISCOVER FINL SVCS            COM         254709108   14,437      417,500    SH       SHARED-DEFINED   1         417,500
DONNELLEY R R & SONS CO       COM         257867101    2,060      175,000    SH       SHARED-DEFINED   1         175,000
EQUINIX INC                   COM NEW     29444U502   19,848      113,000    SH       SHARED-DEFINED   1         113,000
FACEBOOK INC                  CL A        30303M102    1,244       40,000    SH       SHARED-DEFINED   1          40,000
FIRST SOLAR INC               COM         336433107    8,983      596,500    SH       SHARED-DEFINED   1         596,500
GRACE W R & CO DEL NEW        COM         38388F108   12,966      257,000    SH       SHARED-DEFINED   1         257,000
GREEN MTN COFFEE ROASTERS IN  COM         393122106    3,507      161,000    SH       SHARED-DEFINED   1         161,000
GROUPON INC                   COM CL A    399473107    1,595      150,000    SH       SHARED-DEFINED   1         150,000
HILLSHIRE BRANDS CO           COM         432589109    7,555      260,600    SH       SHARED-DEFINED   1         260,600
LINEAR TECHNOLOGY CORP        COM         535678106   10,182      325,000    SH       SHARED-DEFINED   1         325,000
MASTERCARD INC                CL A        57636Q104   21,376       49,700    SH       SHARED-DEFINED   1          49,700
MONSTER BEVERAGE CORP         COM         611740101   13,421      188,500    SH       SHARED-DEFINED   1         188,500
NEWS CORP                     CL B        65248E203   29,501    1,310,000    SH       SHARED-DEFINED   1       1,310,000
POLYPORE INTL INC             COM         73179V103    2,423       60,000    SH       SHARED-DEFINED   1          60,000
PRICELINE COM INC             COM NEW     741503403   19,936       30,000    SH       SHARED-DEFINED   1          30,000
RESEARCH IN MOTION LTD        COM         760975102    1,973      267,000    SH       SHARED-DEFINED   1         267,000
RUBICON TECHNOLOGY INC        COM         78112T107      964       94,468    SH       SHARED-DEFINED   1          94,468
SALESFORCE COM INC            COM         79466L302   10,231       74,000    SH       SHARED-DEFINED   1          74,000
SALLY BEAUTY HLDGS INC        COM         79546E104   14,749      573,000    SH       SHARED-DEFINED   1         573,000
SEARS HLDGS CORP              COM         812350106    7,071      118,435    SH       SHARED-DEFINED   1         118,435
SHERWIN WILLIAMS CO           COM         824348106   29,646      224,000    SH       SHARED-DEFINED   1         224,000
SIX FLAGS ENTMT CORP NEW      COM         83001A102   46,383      856,092    SH       SHARED-DEFINED   1         856,092
TRIPADVISOR INC               COM         896945201  124,692    2,790,149    SH       SHARED-DEFINED   1       2,790,149
UNIVERSAL DISPLAY CORP        COM         91347P105   15,490      431,000    SH       SHARED-DEFINED   1         431,000
VERISIGN INC                  COM         92343E102   29,323      673,000    SH       SHARED-DEFINED   1         673,000



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